Share Repurchase Program (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares	1,675,815	1,675,815	0
Repurchase common share value	$ 25,000	$ 25,000	$ 0
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase common shares authorized value				$ 50,000
Treasury Stock, Shares Repurchased	686,396	1,675,815
Treasury Stock, Shares Repurchased Value	$ 11,000	$ 25,000
Average Price Per Treasury Shares	$ 16.03	$ 14.92
Available for future repurchases value	$ 25,000	$ 25,000